Fair Value Measurements - Schedule of Changes in Fair Value of the Level 3 Assets and Liabilities (All Related to Commodity Contracts) (Detail) - USD ($) $ in Millions		3 Months Ended			9 Months Ended			12 Months Ended
		Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net asset (liability) balance at beginning of period			$ 81		$ 83
Total unrealized valuation gains (losses)			31
Purchases, issuances and settlements
Purchases			15
Issuances			(7)
Settlements			(30)
Transfers into Level 3			3
Transfers out of Level 3			(10)
Net change			2
Net asset balance at end of period			83			$ 81
Unrealized valuation gains relating to instruments held at end of period			28
Predecessor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net asset (liability) balance at beginning of period			97			37	$ 37	$ 35	$ (973)
Total unrealized valuation gains (losses)						122		27	(97)
Purchases, issuances and settlements
Purchases						37		49	63
Issuances						(20)		(13)	(5)
Settlements						(51)		(48)	1,053
Transfers into Level 3						1		1
Transfers out of Level 3						1		(14)	(6)
Net liabilities assumed in the Lamar and Forney Acquisition						(30)
Net change						60		2	1,008
Net asset balance at end of period						97		37	35
Unrealized valuation gains relating to instruments held at end of period						98		18	$ (5)
Level 3 [Member] | Commodity contracts [Member] | Successor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net asset (liability) balance at beginning of period		$ 75			83
Total unrealized valuation gains (losses)		132			139
Purchases, issuances and settlements
Purchases	[1]	16			51
Issuances	[1]	(5)			(19)
Settlements	[1]	(45)			(87)
Transfers into Level 3	[2]	0			4
Transfers out of Level 3	[2]	0			2
Earn-out provision	[3]	(16)			(16)
Net liabilities assumed in the Lamar and Forney Acquisition		0			0
Net change	[4]	82			74
Net asset balance at end of period		157	$ 83		157
Unrealized valuation gains relating to instruments held at end of period		$ 106			$ 110
Level 3 [Member] | Commodity contracts [Member] | Predecessor
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Net asset (liability) balance at beginning of period				$ (9)		$ 37	37
Total unrealized valuation gains (losses)				126			122
Purchases, issuances and settlements
Purchases	[1]			11			37
Issuances	[1]			(4)			(20)
Settlements	[1]			(24)			(51)
Transfers into Level 3	[2]			0			1
Transfers out of Level 3	[2]			0			1
Earn-out provision	[3]			0			0
Net liabilities assumed in the Lamar and Forney Acquisition				(3)			(30)
Net change	[4]			106			60
Net asset balance at end of period				97			97	$ 37
Unrealized valuation gains relating to instruments held at end of period				$ 92			$ 98

[1]	Settlements reflect reversals of unrealized mark-to-market valuations previously recognized in net income. Purchases and issuances reflect option premiums paid or received.
[2]	Includes transfers due to changes in the observability of significant inputs. All Level 3 transfers during the periods presented are in and out of Level 2.
[3]	Represents initial fair value of the earn-out provision incurred as part of the Odessa Acquisition.
[4]	Substantially all changes in value of commodity contracts (excluding the initial fair value of the earn-out provision related to the Odessa Acquisition in 2017 and the net liability assumed in the Lamar and Forney Acquisition in 2016) are reported as operating revenues in our condensed statements of consolidated income (loss). Activity excludes change in fair value in the month positions settle.